Capital Stock - Schedule of Fair Value of Granted Options Estimated Using Block-Scholes Pricing Model (Details)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Risk free interest rate minimum	1.10%
Risk-free interest rate maximum	1.46%	2.84%
Expected life		5 years
Annualized volatility		138.96%
Expected dividends	0.00%	0.00%
Minimum [Member]
Expected life	5 months 23 days
Annualized volatility	173.18%
Maximum [Member]
Expected life	5 years
Annualized volatility	239.63%